Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 22, 2025	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	Jun. 28, 2022
C000236406 [Member]
Account Value [Line Items]
Accumulated Value	$ 26,057							$ 22,211	$ 18,299	$ 18,540	$ 14,844	$ 12,587	$ 11,800	$ 9,672	$ 10,000
C000267498 [Member]
Account Value [Line Items]
Accumulated Value	9,534	$ 8,991	$ 8,341	$ 8,733	$ 9,320	$ 9,919	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	20,522							$ 18,477	$ 15,909	$ 16,241	$ 14,048	$ 12,126	$ 11,014	$ 10,722	$ 10,000
Solactive GBS United States 1000 Index ($11,043) [Member]
Account Value [Line Items]
Accumulated Value	11,043	10,496	9,515	10,022	10,083	9,936	10,000
AOT VettaFi Software Platform Index [Member]
Account Value [Line Items]
Accumulated Value	$ 9,550	$ 9,003	$ 8,349	$ 8,737	$ 9,324	$ 9,921	$ 10,000